NORTHERN LIGHTS FUND TRUST

September 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust – Pacific Financial Core Equity Fund

Pacific Financial Explorer Fund

Pacific Financial International Fund

Pacific Financial Strategic Conservative Fund

Pacific Financial Tactical Fund

Pacific Financial Alternative Strategies Fund

Pacific Financial Flexible Growth & Income Fund

Pacific Financial Balanced Fund

Pacific Financial Faith & Values Based Moderate Fund

Pacific Financial Foundational Asset Allocation Fund

Pacific Financial Faith & Values Based Conservative Fund

Pacific Financial Faith & Values Based Diversified Growth Fund

Post-Effective Amendment No. 526 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Alternative Strategies Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Balanced Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Foundational Asset Allocation Fund, Pacific Financial Faith & Values Based Conservative Fund,  Pacific Financial Faith & Values Based Diversified Growth Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 526 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on August 27, 2013 (SEC Accession No. 0000910472-13-003393).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary

cc:   JoAnn M. Strasser, Esq.